Derivative Instruments and Hedging Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Assets	$ 457,480,962	$ (35,001,799)
Realized Gain/ (loss) on Derivative Instruments	(55,222,884)	36,755,383	43,285,484
Net Change in Unrealized Gain/ (Loss) on Derivative Instruments	32,503,311	(103,661,763)	46,277,527
Futures Contracts
Derivative [Line Items]
Derivative Assets	(12,514,458)	(45,001,789)
Liability Derivatives
Net Derivatives	(12,514,458)	(45,001,789)
Realized Gain/ (loss) on Derivative Instruments	(55,222,884)	36,755,383	43,285,484
Net Change in Unrealized Gain/ (Loss) on Derivative Instruments	$ 32,487,331	$ (103,641,471)	$ 46,259,451